Supplemental Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Supplemental Financial Information [Abstract]
Summary of Activity in Allowance for Doubtful Accounts
The following table summarizes activity in the allowance for doubtful accounts for the three and six months ended June 30, 2022 and 2021
:

(in thousands)	Three months ended June 30,		Six Months ended June 30,
	2022	2021	2022	2021
Balance at beginning of period	$(850)	$(535)	$(930)	$(405)
Uncollectible accounts (charged) credited to expense	(649)	(158)	(569)	(288)
Uncollectible accounts written off (recovered)	—	(3)	—	(3)

Balance at end of period	$(1,499)	$(696)	$(1,499)	$(696)

Summary of Inventories

(in thousands)	June 30, 2022	December 31, 2021
Raw materials	$534	$433
Work-in-process	21	16
Finished Goods	—	—

Total Inventories	$555	$449

Inventories consisted of the following:

	December 31, 2021	December 31, 2020
Raw materials	$432,461	$162,397
Work-in-process	16,310	107,770
Finished goods	—	4,144

Total Inventories	$448,771	$274,311

Summary of Property and Equipment, Net

(in thousands)	June 30, 2022	December 31, 2021
Advanced manufacturing machinery & quality equipment	$5,772	$5,705
Software	4,894	2,912
Computer & office hardware	1,226	1,149
Furniture and fixtures	235	39
Leasehold improvements	3,377	3,048
Construction in-progress	711	—

Total property, plant and equipment	16,215	12,853
Accumulated depreciation and amortization	(4,692)	(3,325)

Property, plant and equipment (net)	$11,523	$9,528

Property and equipment, net, consisted of the following:

	December 31, 2021	December 31, 2020
Advanced manufacturing machinery & quality equipment	$5,705,034	$3,016,377
Software	2,912,107	—
Computer & office hardware	1,148,944	657,972
Furniture and fixtures	38,473	34,753
Leasehold improvements	3,048,419	699,278

Total property and equipment	$12,852,977	$4,408,380
Less: accumulated depreciation and amortization	(3,324,550)	(1,744,014)

Property and equipment (Net)	$9,528,427	$2,664,366